Cover Page	6 Months Ended
Jul. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001777393
Entity Registrant Name	ChargePoint Holdings, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false